                                       OPPENHEIMER MULTISECTOR INCOME TRUST
                                     Supplement dated October 10, 2002 to the
                            Statement of Additional Information dated February 28, 2002

The Following is added to the Trustee Chart in the Statement of Additional Information:

------------------------- ------------------------------------------------------------- ------------ --------------------
Joel W. Motley,           Director (January 2002-present), Columbia Equity Financial
Trustee since 2002        Corp. (privately-held financial adviser); Managing Director
Age: 50                   (January 2002-present), Carmona Motley, Inc.
                          (privately-held financial adviser); Formerly he held the
                          following positions: Managing Director (January
                          1998-December 2001), Carmona Motley Hoffman Inc.                  $01              $01
                          (privately-held financial adviser); Managing Director
                          (January 1992-December 1997), Carmona Motley & Co.
                          (privately-held financial adviser). Oversees 31 portfolios in the OppenheimerFunds complex.
------------------------- ------------------------------------------------------------- ------------ --------------------

October 10, 2002                                                                                PX0680.002